N-2	Dec. 18, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
Prospect Capital InterNotes due 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQE3	US74348GQE34	$1,960,000.00	100.000%	1.000%	$1,940,400.00	Fixed	7.000%	Semi-Annual	12/15/2026	6/15/2024	$33.83	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	7.000% Notes due 2026
Long Term Debt, Principal	$ 1,960,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQE3	US74348GQE34	$1,960,000.00	100.000%	1.000%	$1,940,400.00	Fixed	7.000%	Semi-Annual	12/15/2026	6/15/2024	$33.83	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQF0	US74348GQF09	$2,755,000.00	100.000%	1.250%	$2,720,562.50	Fixed	7.500%	Semi-Annual	12/15/2028	6/15/2024	$36.25	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	7.500% Notes due 2028
Long Term Debt, Principal	$ 2,755,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQF0	US74348GQF09	$2,755,000.00	100.000%	1.250%	$2,720,562.50	Fixed	7.500%	Semi-Annual	12/15/2028	6/15/2024	$36.25	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2030 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQG8	US74348GQG81	$902,000.00	100.000%	1.750%	$886,215.00	Fixed	7.750%	Semi-Annual	12/15/2030	6/15/2024	$37.46	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	7.750% Notes due 2030
Long Term Debt, Principal	$ 902,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQG8	US74348GQG81	$902,000.00	100.000%	1.750%	$886,215.00	Fixed	7.750%	Semi-Annual	12/15/2030	6/15/2024	$37.46	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2033 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQH6	US74348GQH64	$4,339,000.00	100.000%	2.200%	$4,243,542.00	Fixed	8.000%	Semi-Annual	12/15/2033	6/15/2024	$38.67	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	8.000% Notes due 2033
Long Term Debt, Principal	$ 4,339,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GQH6	US74348GQH64	$4,339,000.00	100.000%	2.200%	$4,243,542.00	Fixed	8.000%	Semi-Annual	12/15/2033	6/15/2024	$38.67	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 6/15/2024 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Three Hundred Fifty-First, One Thousand Three Hundred Fifty-Second, One Thousand Three Hundred Fifty-Third and One Thousand Three Hundred Fifty-Fourth Supplemental Indenture dated as of December 21, 2023.
The date from which interest shall accrue on the Notes is Thursday, December 21, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing June 15, 2024; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after June 15, 2024 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.